REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 621	$ 1,791
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	121	104
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(538)	(1,274)
Balance, end of year	204	621
Balance, beginning of year	405	224
Revenue deferred in previous year and recognized as revenue in current year	(393)	(184)
Net additions from contracts with customers	434	365
Balance, end of year	446	405
Contract assets	89	88
Contract liabilities	52	69
Current portion of contract assets	115	533
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	262	305
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	315	248
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(265)	(291)
Balance, end of year	312	262
Contract assets	93	68
Current portion of contract assets	$ 219	$ 194